Stock Option Plans - Effects of Stock-Based Compensation Related to Stock Option Awards (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total stock-based compensation	$ 172,734	$ 287,817	$ 289,869	$ 564,684	$ 915,361	$ 943,117	$ 455,975
Cost of revenues [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total stock-based compensation	11,967	5,191	14,179	8,431	11,753	9,603	17,748
Research and development [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total stock-based compensation	35,962	129,537	90,798	269,112	460,321	423,950	64,038
General and administrative [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total stock-based compensation	94,112	86,314	152,267	160,724	297,175	263,693	323,380
Selling and marketing [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total stock-based compensation	$ 30,693	$ 66,775	$ 32,625	$ 126,417	$ 146,112	$ 245,871	$ 50,809